UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $189,986 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


ACXIOM CORP                    COM              005125109     3260   163900          DEFINED 2              163900
ALABAMA NATL BANCORP DELAWAR   COM              010317105     3993    51221          DEFINED 2               51221
ALCAN INC                      COM              013716105    13989   140000          DEFINED 2              140000
ALCAN INC                      CALL             013716905     2668    26700     C    DEFINED 2               26700
ALLIANCE DATA SYS CORP         CALL             018581908     2168    28000     C    DEFINED 2               28000
ANDREW CORP                    COM              034425108     5139   367600          DEFINED 2              367600
ANGELICA CORP                  COM              034663104     2054   105670          DEFINED 2              105670
APPLEBEES INTL INC             COM              037899101     5910   238700          DEFINED 2              238700
Archstone-Smith Trust          COM              039583109     5362    89250          DEFINED 2               89250
ARRIS GROUP IINC               PUT              04269Q950      324    26200     P    DEFINED 2               26200
BAUSCH & LOMB INC              COM              071707103     2642    41300          DEFINED 2               41300
BAUSCH & LOMB INC              PUT              071707953      224     3500     P    DEFINED 2                3500
BRISTOL-MYERS SQUIBB CO        COM              110122108     1517    52300          DEFINED 2               52300
C-COR INCORPORATED             COM              125010108     1204   105000          DEFINED 2              105000
CABLEVISION SYSTEMS CORP       CL A             12686C109     6928   200288          DEFINED 2              200288
CABLEVISION SYSTEMS CORP       CALL             12686C909      730    21100     C    DEFINED 2               21100
CATALINA MARKETING CORP        COM              148867104     1125    34742          DEFINED 2               34742
CHAMPS ENTERTAINMENT           COM              158787101      573   103492          DEFINED 2              103492
CLEAR CHANNEL COMM             COM              184502102     8449   226200          DEFINED 2              226200
CORNELL COS INC                COM              219141108     4602   198469          DEFINED 2              198469
DJO INCORPORATED               COM              23325G104     6999   142800          DEFINED 2              142800
DOBSON COMMUNICATIONS CP       CL A             256069105     3632   284200          DEFINED 2              284200
DOW JONES & CO INC             COM              260561105     4683    78700          DEFINED 2               78700
ENERGY PARTNERS LTD            COM              29270U105     1084    73242          DEFINED 2               73242
GENESCO INC                    PUT              371532952     1206    26500     P    DEFINED 2               26500
GENESCO INC                    COM              371532102     7227   158797          DEFINED 2              158797
HARRAHS ENTERTAINMENT INC      CALL             413619907    14900   171400     C    DEFINED 2              171400
HUNTSMAN CORP                  COM              447011107     3699   140000          DEFINED 2              140000
I-MANY INCORPORATED            COM              44973Q103      572   200000          DEFINED 2              200000
INFOUSA INC                    COM              456818301    10082   991353          DEFINED 2              991353
JOHNSON OUTDOORS INC           CL A             479167108     4032   185800          DEFINED 2              185800
KATY INDS INC                                   486026107      180   156800          DEFINED 2              156800
KEYSTONE AUTOMOTIVE IND INC    COM              49338N109     5846   122557          DEFINED 2              122557
LEAR CORPORATION               COM              521865105     4357   131800          DEFINED 2              131800
LYONDELL CHEMICAL CO           COM              552078107     4204    91000          DEFINED 2               91000
MYERS INDS INC                 COM              628464109     4080   209895          DEFINED 2              209895
PATHMARK STORES INC            COM              70322A101     6664   523070          DEFINED 2              523070
POLYMEDICA CORP                COM              731738100     6444   122500          DEFINED 2              122500
SLM CORP                       COM              78442P106      860    17500          DEFINED 2               17500
SLM CORP                       CALL             78442P906     3365    68500     C    DEFINED 2               68500
STATION CASINOS INC            COM              857689103     4976    57200          DEFINED 2               57200
STATION CASINOS INC            CALL             857689903     5576    64100     C    DEFINED 2               64100
SUN TIMES MEDIA GROUP INC      COM              86688Q100      720   295100          DEFINED 2              295100
TOPPS INC                      COM              890786106     2260   233494          DEFINED 2              233494
TRONOX INCORPORATED            COM CL B         897051207      525    56000          DEFINED 2               56000
TXU CORP.                      CALL             873168908     6402    93500     C    DEFINED 2               93500
WCI COMMUNITIES INC            COM              92923C104     2144   343100          DEFINED 2              343100
WILD OATS MARKETS INC          PUT              96808B957      406    14000     P    DEFINED 2               14000